Bank loans (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Debt Disclosure [Abstract]
Interest Expense	$ 24,204	$ 33,068	$ 32,127	$ 36,696